Associates and Joint Ventures - Schedule of Profit Loss of Associates and Joint Ventures Accounted for Using Equity Method (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	[1]	£ 27,283	£ 27,655	£ 25,684
Profit from operations		(15,751)	10,523	10,234
Net finance income		(1,895)	(1,641)	(1,486)
Loss before taxation		(17,061)	9,324	9,163
Taxation on ordinary activities		2,872	(2,478)	(2,189)
(Loss)/profit for the year		(14,189)	6,846	6,974
Non-controlling interests		(178)	(180)	(173)
Share of post-tax results of associates and joint ventures		585	442	415
Associates and JVs
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		9,412	9,486	7,668
Profit from operations		2,596	1,971	1,911
Net finance income		15	21	13
Loss before taxation		2,611	1,992	1,924
Taxation on ordinary activities		(664)	(595)	(499)
(Loss)/profit for the year		1,947	1,397	1,425
Non-controlling interests		(28)	(27)	(22)
Share of post-tax results of associates and joint ventures		1,919	1,370	1,403
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		2,630	2,675	2,164
Profit from operations		783	622	567
Net finance income		4	4	2
Loss before taxation		787	626	569
Taxation on ordinary activities		(194)	(176)	(147)
(Loss)/profit for the year		593	450	422
Non-controlling interests		(8)	(8)	(7)
Share of post-tax results of associates and joint ventures		£ 585	£ 442	£ 415

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.